Nature of Operations and Basis of Presentation (Details Narrative) (10-K) - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ 4,333,306	$ 3,059,059	$ 281,555
Funds required for future operations		$ 5,000,000